`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     February 15, 2004

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	70

Form 13F Information Table Value Total:	241,728

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advanced Auto Parts Com        COM              00751Y106     6541   149752 SH       SOLE                                     149752
American Intl Group Com        COM              026874107     6010    91519 SH       SOLE                                      91519
Amgen Inc                      COM              031162100     4562    71120 SH       SOLE                                      71120
Anheuser Busch                 COM              035229103     4444    87604 SH       SOLE                                      87604
Aquila Inc Com                 COM              03840P102       65    17650 SH       SOLE                                      17650
Aura Sys Inc Com               COM              051526101        1    21100 SH       SOLE                                      21100
Automatic Data Process Com     COM              053015103     4313    97244 SH       SOLE                                      97244
Bank Of America Corp New       COM              060505104      661    14066 SH       SOLE                                      14066
Bell South Corp NFSC           COM              079860102      203     7314 SH       SOLE                                       7314
Berkshire Hathaway Inc Del Cl  COM              084670108     1934       22 SH       SOLE                                         22
Berkshire Hathaway Inc Del Cl  COM              084670207    13661     4653 SH       SOLE                                       4653
Capital Crossing Bk Com        COM              140071101      274     8880 SH       SOLE                                       8880
Cdt Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
ChevronTexaco Corp Com         COM              166764100    12412   236366 SH       SOLE                                     236366
Cisco Sys Inc                  COM              17275R102     8783   454605 SH       SOLE                                     454605
Citigroup Inc.                 COM              172967101      364     7557 SH       SOLE                                       7557
Coast Finl Hldgs Inc Com       COM              190354100      486    27800 SH       SOLE                                      27800
Coca-Cola                      COM              191216100     4586   110144 SH       SOLE                                     110144
Comcast Corp New Cl A          COM              20030N101      315     9463 SH       SOLE                                       9463
ConocoPhillips Com             COM              20825C104     2571    29615 SH       SOLE                                      29615
Dell Computer                  COM              24702R101    10093   239519 SH       SOLE                                     239519
Du Pont E I De Nemours Com     COM              263534109      263     5357 SH       SOLE                                       5357
E M C Corp Mass Com            COM              268648102     1289    86653 SH       SOLE                                      86653
Eli Lilly & Co.                COM              532457108     1287    22674 SH       SOLE                                      22674
Ericsson L M Tel Co Adr Cl B S COM              294821608     3476   110382 SH       SOLE                                     110382
Exxon Mobil Corp Com           COM              30231G102    15766   307560 SH       SOLE                                     307560
Fidelity Comwlth Tr Ndq Cp Idx COM              315912808      539     6280 SH       SOLE                                       6280
First Data Corp Com            COM              319963104     2358    55440 SH       SOLE                                      55440
Gb Hldgs Inc Com               COM              36150A109       40    10417 SH       SOLE                                      10417
General Dynamics Corp Com      COM              369550108     4377    41848 SH       SOLE                                      41848
General Electric Co            COM              369604103     9224   252718 SH       SOLE                                     252718
Home Depot                     COM              437076102    10709   250564 SH       SOLE                                     250564
Honeywell Intl Inc             COM              438516106      348     9838 SH       SOLE                                       9838
Intel                          COM              458140100    10985   469629 SH       SOLE                                     469629
International Business Machine COM              459200101      436     4420 SH       SOLE                                       4420
J P Morgan Chase & Co          COM              46625H100      392    10044 SH       SOLE                                      10044
Johnson & Johnson              COM              478160104     5827    91873 SH       SOLE                                      91873
Juniper Networks Inc Com       COM              48203R104      272    10000 SH       SOLE                                      10000
Kinder Morgan Inc Kans Com     COM              49455P101     1998    27315 SH       SOLE                                      27315
Lockheed Martin Corp Com       COM              539830109      718    12918 SH       SOLE                                      12918
Lowes Cos Inc Com              COM              548661107      220     3818 SH       SOLE                                       3818
Lucent Technologies Com        COM              549463107       57    15160 SH       SOLE                                      15160
MBIA Inc                       COM              55262C100     4302    67980 SH       SOLE                                      67980
MBNA  Corp Com                 COM              55262L100     7371   261478 SH       SOLE                                     261478
Mcdonalds                      COM              580135101     4260   132888 SH       SOLE                                     132888
Medco Health Solutions Com     COM              58405U102      511    12274 SH       SOLE                                      12274
Medtronic                      COM              585055106     1183    23810 SH       SOLE                                      23810
Microsoft                      COM              594918104     6945   259925 SH       SOLE                                     259925
Nasdaq 100 Tr Unit Ser 1       COM              631100104      873    21870 SH       SOLE                                      21870
Nokia Corp Sponsored Adr       COM              654902204     2357   150421 SH       SOLE                                     150421
Nortel Networks Corp New       COM              656568102      174    50100 SH       SOLE                                      50100
Northrop Grumman Corp Com      COM              666807102     1577    29002 SH       SOLE                                      29002
Oracle Corp Com                COM              68389X105     7924   577560 SH       SOLE                                     577560
Pfizer                         COM              717081103     8028   298535 SH       SOLE                                     298535
Proctor & Gamble               COM              742718109     3575    64914 SH       SOLE                                      64914
SBC Communications Inc         COM              78387G103     2152    83509 SH       SOLE                                      83509
SLM Corp                       COM              78442P106    10519   197021 SH       SOLE                                     197021
Student Loan Corp              COM              863902102     9937    54003 SH       SOLE                                      54003
Teco Energy Inc.               COM              872375100     1307    85124 SH       SOLE                                      85124
United Healthcare Corp Com     COM              91324P102     4475    50833 SH       SOLE                                      50833
Unitrin Inc Com                COM              913275103      252     5550 SH       SOLE                                       5550
Verizon Communications Com     COM              92343V104     1846    45570 SH       SOLE                                      45570
Wal-Mart Stores Inc            COM              931142103      448     8491 SH       SOLE                                       8491
Walgreens, Inc.                COM              931422109     1796    46800 SH       SOLE                                      46800
Walt Disney Co                 COM              254687106      987    35515 SH       SOLE                                      35515
iShares Tr Russell 2000        COM              464287655      864     6675 SH       SOLE                                       6675
iShares Tr S&P Midcap Value    COM              464287705     3676    28605 SH       SOLE                                      28605
iShares Tr S&P Smlcp Grow      COM              464287887      362     3380 SH       SOLE                                       3380
iShares Tr S&P Smlcp Valu      COM              464287879      902     7405 SH       SOLE                                       7405
La Quinta Corp Paired Ctf                       50419U202      265    29206 SH       SOLE                                      29206